UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Ultra-Short Duration Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 63.1%
Consumer Discretionary 4.7%
21st Century Fox America, Inc., 7.6%, 10/11/2015		500,000	522,949
Ally Financial, Inc., 8.3%, 2/12/2015		1,400,000	1,400,000
Avis Budget Car Rental LLC, 4.875%, 11/15/2017		130,000	133,088
Carnival Corp., 1.875%, 12/15/2017		1,690,000	1,694,681
Daimler Finance North America LLC, 144A, 2.375%, 8/1/2018		4,000,000	4,102,748
DIRECTV Holdings LLC:
1.75%, 1/15/2018		2,000,000	2,008,732
2.4%, 3/15/2017 (b)		500,000	511,163
DISH DBS Corp., 7.125%, 2/1/2016		1,400,000	1,470,000
Ford Motor Credit Co., LLC, 2.375%, 1/16/2018		3,000,000	3,050,400
General Motors Financial Co., Inc., 2.75%, 5/15/2016		35,000	35,438
Hyundai Capital America, 144A, 2.875%, 8/9/2018		3,650,000	3,745,528
Jarden Corp., 7.5%, 5/1/2017		315,000	346,500
L Brands, Inc., 6.9%, 7/15/2017		495,000	546,975
Lennar Corp., 4.125%, 12/1/2018		120,000	119,400
Nissan Motor Acceptance Corp., 144A, 1.8%, 3/15/2018		1,240,000	1,241,202
Numericable-SFR, 144A, 4.875%, 5/15/2019		640,000	640,000
RCI Banque SA:
144A, 3.5%, 4/3/2018		4,357,000	4,553,915
144A, 4.6%, 4/12/2016		560,000	582,060
Time Warner Cable, Inc., 5.85%, 5/1/2017		2,500,000	2,737,322
Viacom, Inc., 2.5%, 9/1/2018		940,000	959,467
Wyndham Worldwide Corp., 2.95%, 3/1/2017		1,750,000	1,792,658

			32,194,226
Consumer Staples 1.7%
ConAgra Foods, Inc., 2.1%, 3/15/2018 (b)		377,000	378,440
Constellation Brands, Inc., 7.25%, 9/1/2016		120,000	130,200
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		3,500,000	3,623,760
JBS Investments GmbH, 144A, 7.75%, 10/28/2020		1,500,000	1,544,550
Marfrig Holding Europe BV, 144A, 8.375%, 5/9/2018 (b)		3,750,000	3,532,500
Tyson Foods, Inc., 2.65%, 8/15/2019		1,320,000	1,355,980
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	1,007,781

			11,573,211
Energy 7.8%
Afren PLC, 144A, 10.25%, 4/8/2019		3,065,000	1,042,100
Anadarko Petroleum Corp., 5.95%, 9/15/2016		250,000	267,357
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		2,000,000	2,003,510
Freeport-McMoran Oil & Gas LLC, 6.5%, 11/15/2020		1,625,000	1,715,187
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020 (b)		3,000,000	2,170,890
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018		1,000,000	1,089,000
Kinder Morgan Energy Partners LP:
2.65%, 2/1/2019		5,000,000	5,003,500
3.5%, 3/1/2016		300,000	306,874
Kinder Morgan, Inc., 7.0%, 6/15/2017		100,000	110,250
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		3,000,000	2,400,000
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021 (b)		1,700,000	1,355,750
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020 (b)		5,000,000	3,460,000
ONEOK Partners LP, 3.2%, 9/15/2018		4,250,000	4,342,947
ONGC Videsh Ltd., REG S, 2.5%, 5/7/2018		2,000,000	1,994,908
Pacific Rubiales Energy Corp., 144A, 5.375%, 1/26/2019 (b)		5,000,000	3,287,500
Petrobras International Finance Co., 7.875%, 3/15/2019		5,000,000	4,964,100
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017 (b)		7,000,000	4,000,500
QGOG Atlantic, 144A, 5.25%, 7/30/2018		3,716,300	3,084,529
QGOG Constellation SA, 144A, 6.25%, 11/9/2019 (b)		6,000,000	2,743,200
Southwestern Energy Co., 3.3%, 1/23/2018		570,000	576,153
Tesoro Corp., 4.25%, 10/1/2017		250,000	257,500
Transocean, Inc., 4.95%, 11/15/2015 (b)		243,000	246,081
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		6,365,000	6,754,538
Whiting Petroleum Corp., 6.5%, 10/1/2018		75,000	73,688

			53,250,062
Financials 27.5%
Abbey National Treasury Services PLC, 3.05%, 8/23/2018		3,000,000	3,147,765
Alfa MTN Issuance Ltd., REG S, 8.0%, 3/18/2015		1,000,000	999,412
American International Group, Inc., Series G, 5.85%, 1/16/2018		2,500,000	2,820,235
American Tower Corp., (REIT), 3.4%, 2/15/2019		2,410,000	2,486,915
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015		1,335,000	1,339,126
Banco Bradesco SA, 144A, 4.5%, 1/12/2017 (b)		500,000	519,500
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		4,000,000	4,080,000
Banco do Nordeste do Brasil SA, 144A, 4.375%, 5/3/2019		2,500,000	2,450,000
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	2,000,000	704,370
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018		3,000,000	3,090,492
Bank of America Corp.:
Series L, 2.6%, 1/15/2019		3,000,000	3,063,228
5.75%, 12/1/2017		2,000,000	2,219,506
Bank of Baroda, 144A, 4.875%, 7/23/2019		4,000,000	4,333,892
Bank of Ceylon, REG S, 5.325%, 4/16/2018		3,000,000	2,992,500
Bank of India, 144A, 3.625%, 9/21/2018		2,000,000	2,057,852
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019		5,000,000	5,210,055
BBVA Bancomer SA, 144A, 6.008%, 5/17/2022		5,000,000	5,175,000
BBVA U.S. Senior SAU, 4.664%, 10/9/2015		4,525,000	4,638,270
BNP Paribas SA:
2.375%, 9/14/2017		985,000	1,007,489
2.7%, 8/20/2018		4,000,000	4,129,248
BNZ International Funding Ltd., 144A, 2.35%, 3/4/2019		3,000,000	3,045,276
BPCE SA, 1.625%, 2/10/2017		2,500,000	2,516,453
BTG Investments LP, 144A, 4.5%, 4/17/2018		2,500,000	2,361,750
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019		2,960,000	2,989,461
China Overseas Finance Cayman VI Ltd., REG S, 4.25%, 5/8/2019		2,368,000	2,442,670
CIT Group, Inc., 144A, 5.5%, 2/15/2019		360,000	381,924
Citigroup, Inc.:
2.5%, 9/26/2018		2,760,000	2,820,825
2.65%, 3/2/2015		225,000	225,386
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.7%, 3/19/2018		1,865,000	1,876,468
Corpbanca SA, 144A, 3.875%, 9/22/2019		5,000,000	5,001,710
Country Garden Holdings Co., Ltd.:
144A, 7.875%, 5/27/2019		1,000,000	1,020,000
144A, 11.125%, 2/23/2018 (b)		2,000,000	2,107,500
Credit Agricole SA, 144A, 2.125%, 4/17/2018		3,000,000	3,043,374
Credito Real SAB de CV, 144A, 7.5%, 3/13/2019 (b)		1,000,000	1,000,000
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015		4,000,000	4,037,600
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	3,000,000	4,577,345
General Electric Capital Corp., 5.0%, 5/15/2016		400,000	418,779
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019 (b)		4,850,000	5,018,562
HSBC U.S.A., Inc., 2.625%, 9/24/2018		1,090,000	1,129,983
ICICI Bank Ltd.:
144A, 3.5%, 3/18/2020		2,500,000	2,551,740
144A, 4.8%, 5/22/2019		2,000,000	2,153,430
Industrial & Commercial Bank of China Ltd., 3.231%, 11/13/2019		1,540,000	1,576,963
Intercontinental Exchange, Inc., 2.5%, 10/15/2018		790,000	815,377
Intesa Sanpaolo SpA:
3.875%, 1/16/2018		3,000,000	3,156,132
3.875%, 1/15/2019		1,500,000	1,583,915
Jefferies Group LLC, 5.125%, 4/13/2018		2,500,000	2,640,265
Lloyds Bank PLC, 2.3%, 11/27/2018		1,000,000	1,021,771
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		5,000,000	5,171,550
Morgan Stanley:
2.5%, 1/24/2019		4,000,000	4,070,408
5.45%, 1/9/2017		1,000,000	1,076,066
Murray Street Investment Trust I, 4.647%, 3/9/2017		2,500,000	2,660,227
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		280,000	288,440
National Savings Bank, 144A, 8.875%, 9/18/2018		2,000,000	2,205,000
Navient Corp.:
3.875%, 9/10/2015		600,000	603,750
4.625%, 9/25/2017		2,000,000	2,047,500
Nomura Holdings, Inc., 2.0%, 9/13/2016		2,220,000	2,243,576
ProLogis LP, (REIT), 2.75%, 2/15/2019		1,970,000	2,031,775
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		3,000,000	3,028,614
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017		5,000,000	5,038,865
Skandinaviska Enskilda Banken AB:
144A, 2.375%, 11/20/2018		1,020,000	1,041,942
144A, 2.375%, 3/25/2019		2,065,000	2,107,456
Societe Generale SA, 2.625%, 10/1/2018		3,000,000	3,084,966
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018		955,000	976,397
Suncorp-Metway Ltd., 144A, 1.7%, 3/28/2017		3,000,000	3,016,353
Svenska Handelsbanken AB, 2.5%, 1/25/2019		2,500,000	2,584,498
Swedbank AB:
144A, 1.75%, 3/12/2018		1,875,000	1,884,116
144A, 2.375%, 2/27/2019		3,260,000	3,331,658
Synchrony Financial, 3.0%, 8/15/2019 (b)		787,000	807,099
Tanner Servicios Financieros SA, 144A, 4.375%, 3/13/2018		2,000,000	1,980,528
The Charles Schwab Corp., 2.2%, 7/25/2018		1,020,000	1,044,714
The Goldman Sachs Group, Inc., 2.625%, 1/31/2019		2,500,000	2,559,000
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019		3,000,000	3,026,280
Turkiye Is Bankasi, 144A, 5.5%, 4/21/2019 (b)		3,000,000	3,135,000
Turkiye Vakiflar Bankasi Tao, 144A, 3.75%, 4/15/2018		1,000,000	989,630
UBS AG, 144A, 2.25%, 3/30/2017		665,000	684,133
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		2,100,000	2,230,796
Voya Financial, Inc., 2.9%, 2/15/2018		3,000,000	3,092,619
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		2,000,000	2,057,380

			188,079,850
Health Care 2.3%
AbbVie, Inc., 1.75%, 11/6/2017		1,435,000	1,446,184
Community Health Systems, Inc., 5.125%, 8/15/2018		775,000	802,513
Forest Laboratories, Inc., 144A, 4.375%, 2/1/2019		4,000,000	4,294,044
Fresenius Medical Care U.S. Finance, Inc., 6.875%, 7/15/2017		250,000	273,125
Hypermarcas SA, 144A, 6.5%, 4/20/2021		4,000,000	4,219,600
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		1,130,000	1,144,899
Mallinckrodt International Finance SA, 3.5%, 4/15/2018		535,000	518,950
Mylan, Inc., 2.55%, 3/28/2019		2,230,000	2,265,970
Valeant Pharmaceuticals International, 144A, 6.75%, 8/15/2018		575,000	611,656

			15,576,941
Industrials 5.1%
Bombardier, Inc.:
144A, 4.25%, 1/15/2016		180,000	181,152
144A, 7.5%, 3/15/2018		385,000	389,813
CEMEX Espana SA, 144A, 9.875%, 4/30/2019		5,000,000	5,450,000
CNH Industrial Capital LLC, 3.25%, 2/1/2017		265,000	262,681
Empresas ICA SAB de CV, 144A, 8.375%, 7/24/2017 (b)		2,200,000	2,005,520
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019		500,000	515,151
Kazakhstan Temir Zholy Finance BV, 144A, 6.375%, 10/6/2020		4,000,000	3,858,000
Lima Airport Partners Srl, Series 2007-1, 144A, 6.88%, 6/15/2022		3,239,599	3,664,648
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		4,000,000	4,270,040
Noble Group Ltd., 144A, 6.625%, 8/5/2020 (b)		3,000,000	3,030,000
Penske Truck Leasing Co., LP, 144A, 2.875%, 7/17/2018		3,940,000	4,038,823
Ryder System, Inc., 2.55%, 6/1/2019		2,555,000	2,603,353
TAM Capital 2, Inc., 144A, 9.5%, 1/29/2020		3,000,000	3,090,000
Total System Services, Inc., 2.375%, 6/1/2018		1,120,000	1,125,602
United Rentals North America, Inc.:
5.75%, 7/15/2018		90,000	92,925
7.375%, 5/15/2020		150,000	161,438

			34,739,146
Information Technology 2.0%
Arrow Electronics, Inc., 3.0%, 3/1/2018		2,000,000	2,064,928
Fidelity National Information Services, Inc., 2.0%, 4/15/2018		1,203,000	1,208,652
Hewlett-Packard Co., 2.75%, 1/14/2019		5,000,000	5,139,340
Jabil Circuit, Inc., 7.75%, 7/15/2016		360,000	387,000
NXP BV, 144A, 3.5%, 9/15/2016		335,000	336,675
Seagate HDD Cayman, 3.75%, 11/15/2018		750,000	775,067
STATS ChipPAC Ltd., 144A, 4.5%, 3/20/2018		2,250,000	2,238,750
Unisys Corp., 6.25%, 8/15/2017		175,000	183,750
Xerox Corp., 6.75%, 2/1/2017		1,455,000	1,607,212

			13,941,374
Materials 3.9%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017		1,455,000	1,470,793
Ashland, Inc., 3.0%, 3/15/2016		275,000	276,031
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,500,000	1,515,000
CF Industries, Inc., 6.875%, 5/1/2018		3,000,000	3,432,543
Evraz Group SA, 144A, 9.5%, 4/24/2018		1,500,000	1,305,000
Freeport-McMoRan, Inc., 2.375%, 3/15/2018		1,455,000	1,404,674
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017		600,000	606,450
Glencore Funding LLC:
144A, 2.5%, 1/15/2019 (b)		1,810,000	1,782,410
144A, 3.125%, 4/29/2019		1,880,000	1,891,664
Goldcorp, Inc., 2.125%, 3/15/2018 (b)		1,490,000	1,492,549
Grupo Idesa SA de CV, 144A, 7.875%, 12/18/2020		2,000,000	2,030,000
Koppers, Inc., 7.875%, 12/1/2019 (b)		390,000	386,100
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		1,000,000	945,000
Novelis, Inc., 8.375%, 12/15/2017		340,000	353,175
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018		2,870,000	2,912,812
Smurfit Kappa Acquisitions, 144A, 4.875%, 9/15/2018		200,000	207,500
Teck Resources Ltd., 3.0%, 3/1/2019		1,250,000	1,177,249
Vedanta Resources PLC, 144A, 6.0%, 1/31/2019		4,000,000	3,580,000

			26,768,950
Telecommunication Services 2.6%
CC Holdings GS V LLC, 2.381%, 12/15/2017		670,000	680,246
CenturyLink, Inc., Series N, 6.0%, 4/1/2017 (b)		700,000	749,000
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015		360,000	363,816
Digicel Ltd., 144A, 8.25%, 9/1/2017		3,450,000	3,501,750
Frontier Communications Corp., 8.125%, 10/1/2018		705,000	790,481
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016		295,000	300,668
Intelsat Jackson Holdings SA, 7.25%, 4/1/2019		205,000	212,944
Sprint Communications, Inc., 6.0%, 12/1/2016		1,000,000	1,047,500
Telefonica Emisiones SAU:
3.192%, 4/27/2018		2,010,000	2,096,257
6.421%, 6/20/2016		300,000	321,677
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		1,188,000	1,223,640
Telesat Canada, 144A, 6.0%, 5/15/2017		640,000	649,600
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		590,000	615,075
Verizon Communications, Inc., 3.65%, 9/14/2018		3,920,000	4,169,547
Windstream Corp., 7.875%, 11/1/2017		785,000	846,819
Zayo Group LLC, 8.125%, 1/1/2020		22,000	23,320

			17,592,340
Utilities 5.5%
AES Corp., 7.75%, 10/15/2015		117,000	121,680
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,450,000	2,431,870
Enel Finance International NV, 144A, 6.25%, 9/15/2017		3,510,000	3,920,365
FirstEnergy Corp., Series A, 2.75%, 3/15/2018		5,000,000	5,116,010
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		4,000,000	4,157,880
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021		6,000,000	6,300,000
Israel Electric Corp., Ltd., 144A, 7.25%, 1/15/2019		3,000,000	3,352,200
Korea Western Power Co., Ltd., 144A, 3.125%, 5/10/2017		2,000,000	2,060,418
Majapahit Holding BV:
144A, 7.25%, 6/28/2017		2,000,000	2,202,500
144A, 7.75%, 10/17/2016		500,000	545,000
144A, 8.0%, 8/7/2019		4,000,000	4,690,000
PG&E Corp., 2.4%, 3/1/2019		1,275,000	1,299,303
PPL Capital Funding, Inc., 1.9%, 6/1/2018		1,310,000	1,317,676

			37,514,902

Total Corporate Bonds (Cost $445,644,639)			431,231,002
Mortgage-Backed Securities Pass-Throughs 0.4%
Federal National Mortgage Association:
2.279% *, 9/1/2038		151,557	162,473
3.0%, with various maturities from 5/1/2027 until 6/1/2027		2,277,882	2,413,709
4.5%, 4/1/2023		74,005	79,735
Government National Mortgage Association:
6.5%, with various maturities from 10/20/2038 until 2/20/2039		45,417	51,395
7.0%, 6/20/2038		11,661	13,884

Total Mortgage-Backed Securities Pass-Throughs (Cost $2,690,987)			2,721,196
Asset-Backed 7.8%
Automobile Receivables 1.7%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017		1,000,000	1,013,125
"D", Series 2011-1, 4.26%, 2/8/2017		1,000,000	1,010,756
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		1,500,000	1,465,814
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		4,000,000	3,998,663
CPS Auto Receivables Trust:
"D", Series 2014-A, 144A, 5.11%, 2/18/2020		1,420,000	1,433,565
"D", Series 2014-D, 144A, 5.33%, 11/16/2020		2,600,000	2,635,030
CPS Auto Trust, 'E", Series 2012-C, 144A, 7.5%, 12/16/2019		357,375	361,143

			11,918,096
Credit Card Receivables 0.3%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		1,809,685	1,817,068
Home Equity Loans 0.5%
Citigroup Mortgage Loan Trust, "A2C", Series 2006-HE2, 0.32% *, 8/25/2036		2,569,388	2,438,016
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		179,478	177,305
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.54% *, 9/25/2036		353,169	346,634
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.115% *, 2/25/2035		405,652	404,548
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035		96,395	96,761
"AF1", Series 2006-4, 5.545%, 1/25/2037		61,019	36,386
"AF1", Series 2007-2, 5.893%, 6/25/2037		348,757	187,385
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		8,685	8,678

			3,695,713
Manufactured Housing Receivables 0.1%
Mid-State Trust, "A", Series 4, 8.33%, 4/1/2030		471,986	498,425
Miscellaneous 5.2%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 1.713% *, 7/15/2026		2,540,000	2,516,314
ACA CLO Ltd., "A2", Series 2006-2A, 144A, 0.677% *, 1/20/2021		900,000	890,626
Ares XXIX CLO Ltd., "A2", Series 2014-1A, 144A, 2.257% *, 4/17/2026		2,550,000	2,482,167
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		1,932,500	2,034,685
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.157% *, 4/18/2026		1,000,000	976,743
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 1.482% *, 5/1/2022		750,000	713,870
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		1,306,947	1,294,015
Magnetite VI Ltd., "A", Series 2012-6A, 144A, 1.741% *, 9/15/2023		402,000	400,637
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.407% *, 7/17/2025		4,000,000	3,943,088
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 1.701% *, 7/20/2026		1,550,000	1,547,787
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 1.857% *, 7/17/2025		3,500,000	3,340,057
Octagon Investment Partners XXI Ltd., "A1A", Series 2014-1A, 144A, 1.704%, 11/14/2026		5,000,000	4,962,315
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 1.753% *, 4/15/2026		5,000,000	4,955,910
VOLT XXIV LLC, "A1", Series 2014-NPL3, 144A, 3.25%, 11/25/2053		1,470,738	1,471,913
Voya CLO Ltd., "A1", Series 2014-2A, 144A, 1.707% *, 7/17/2026		4,000,000	3,969,632

			35,499,759

Total Asset-Backed (Cost $53,869,976)			53,429,061
Commercial Mortgage-Backed Securities 3.1%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.843% *, 7/10/2044		625,000	646,707
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041		97,118	97,069
"A4", Series 2005-PW10, 5.405%, 12/11/2040		814,170	833,845
CGWF Commercial Mortgage Trust, "C", Series 2013-RKWH, 144A, 2.467% *, 11/15/2030		2,500,000	2,505,065
Citigroup Commercial Mortgage Trust, "D", Series 2013-SMP, 144A, 2.911% *, 1/12/2030		1,000,000	1,015,928
Commercial Mortgage Trust:
"A2", Series 2007-GG9, 5.381%, 3/10/2039		357,208	358,270
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		171,466	175,662
Credit Suisse Commercial Mortgage Trust, "A1A", Series 2007-C1, 5.361%, 2/15/2040		2,051,623	2,173,153
Credit Suisse First Boston Mortgage Securities Corp., "H", Series 2003-C3, 144A, 5.161%, 5/15/2038		369,477	369,512
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.167% *, 3/15/2018		300,000	300,120
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.072% *, 11/5/2030		1,704,855	1,702,727
"DFL", Series 2013-HLF, 144A, 2.922% *, 11/5/2030		1,034,738	1,033,447
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2004-C3, 4.981%, 1/15/2042		1,500,000	1,499,281
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		700,000	707,945
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		657,500	669,356
"A4", Series 2006-CB14, 5.481%, 12/12/2044		537,422	548,764
LB-UBS Commercial Mortgage Trust:
"A4", Series 2005-C5, 4.954%, 9/15/2030		481,328	483,059
"AM", Series 2005-C5, 5.017%, 9/15/2040		900,000	911,514
Monty Parent Issuer 1 LLC, "A", Series 2013-LTR1, 144A, 3.47%, 11/20/2028		78,668	78,744
Morgan Stanley Capital I Trust, "A4B", Series 2005-IQ10, 5.256% *, 9/15/2042		620,000	632,865
Prudential Commercial Mortgage Trust, "E", Series 2003-PWR1,144A, 5.259% *, 2/11/2036		1,792,984	1,789,548
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2005-C22, 5.27% *, 12/15/2044		558,393	567,903
"B", Series 2005-C17, 5.287%, 3/15/2042		2,000,000	1,999,078

Total Commercial Mortgage-Backed Securities (Cost $21,438,378)			21,099,562
Collateralized Mortgage Obligations 4.6%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		155,742	162,163
Countrywide Alternative Loan Trust, "A4", Series 2002-11, 6.25%, 10/25/2032		1,991	2,034
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 4.922% *, 2/20/2036		266,135	233,555
FDIC Guaranteed Notes Trust, "1A", Series 2010-S1, 144A, 0.721% *, 2/25/2048		47,556	47,574
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025		1,080,651	61,059
"CI", Series 3880, Interest Only, 3.5%, 1/15/2025		965,771	57,245
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		2,938,048	413,249
"LG", Series 4281, 4.0%, 1/15/2043		4,311,383	4,692,493
"CE", Series 4281, 4.0%, 7/15/2043		4,519,222	4,928,371
"CV", Series 4335, 4.25%, 9/15/2043		5,670,952	6,028,036
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		953,499	49,018
"JI", Series 3414, Interest Only, 4.5%, 3/15/2022		84,338	179
"XS", Series 2470, Interest Only, 6.834% **, 2/15/2031		971,401	177,261
"LA", Series 1343, 8.0%, 8/15/2022		57,104	65,486
"PK", Series 1751, 8.0%, 9/15/2024		205,762	239,759
Federal National Mortgage Association:
"PA", Series 2013-89, 3.5%, 2/25/2043		4,823,126	5,078,800
"21", Series 343, Interest Only, 4.0%, 9/25/2018		377,394	19,552
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023		50,672	152
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		186,539	3,832
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		155,322	9,489
"DE", Series 2014-18, 4.0%, 8/25/2042		4,324,355	4,638,187
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024		83,923	1,119
"27", Series 351, Interest Only, 5.0%, 4/25/2019		299,522	22,883
"2", Series 350, Interest Only, 5.5%, 3/25/2034		288,359	53,059
Government National Mortgage Association:
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		291,596	18,920
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		1,275,802	82,148
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		3,290,770	550,047
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		2,375,678	414,719
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		840,567	157,328
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036		10,672	10,638
MASTR Asset Securitization Trust, "8A4", Series 2003-4, 4.75%, 5/25/2018		31,700	32,015
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.132% *, 12/25/2034		78,051	77,113
Residential Accredit Loans, Inc., "NB4", Series 2003-QS19, 4.75%, 10/25/2033		98,671	100,930
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		272,032	281,891
Structured Agency Credit Risk Debt Notes, "M1", Series 2013-DN1, 3.57% *, 7/25/2023		2,282,411	2,355,974
Washington Mutual Mortgage Pass-Through Certificates Trust, "2A3", Series 2003-S6, 4.75%, 7/25/2018		71,227	73,008
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		83,075	84,351

Total Collateralized Mortgage Obligations (Cost $31,315,484)			31,223,637
Government & Agency Obligations 5.2%
Other Government Related (c) 0.4%
Banco Continental SA, 144A, 5.75%, 1/18/2017		1,500,000	1,597,500
Novolipetsk Steel OJSC, 144A, 4.45%, 2/19/2018		2,000,000	1,720,000

			3,317,500
Sovereign Bonds 2.1%
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,600,000	2,600,000
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015		620,000	636,846
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018		2,000,000	2,090,000
Republic of Croatia, 144A, 6.75%, 11/5/2019		3,000,000	3,309,360
Republic of Ecuador, 144A, 9.375%, 12/15/2015		2,500,000	2,466,250
Republic of Slovenia, 144A, 4.75%, 5/10/2018		3,000,000	3,221,511

			14,323,967
U.S. Government Sponsored Agency 0.1%
Federal Home Loan Bank, 1.0%, 6/21/2017		445,000	448,040
U.S. Treasury Obligations 2.6%
U.S. Treasury Bills:
0.035% ***, 2/12/2015 (d)		614,000	613,998
0.085% ***, 6/11/2015 (d)		1,022,000	1,021,936
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/2018		10,217,700	10,386,925
U.S. Treasury Notes:
0.25%, 2/15/2015		460,000	460,018
0.75%, 3/31/2018		190,000	189,421
1.0%, 8/31/2016 (e)		5,000,000	5,050,000

			17,722,298

Total Government & Agency Obligations (Cost $35,891,929)			35,811,805
Loan Participations and Assignments 9.8%
Senior Loans *
1011778 B.C. Unlimited Liability Co., Term Loan B, 4.5%, 12/12/2021		500,000	501,095
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019		497,503	496,958
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019		1,566,450	1,557,310
American Energy - Marcellus LLC, First Lien Term Loan, 5.25%, 8/4/2020		500,000	414,167
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021		497,500	488,095
Second Lien Term Loan, 8.0%, 5/16/2022		500,000	496,562
Amneal Pharmaceuticals LLC, Term Loan, 5.001%, 11/1/2019		998,329	998,489
Answers Corp., Second Lien Term Loan, 10.0%, 10/3/2022		500,000	475,000
Aristocrat Leisure Ltd., Term Loan B, 4.75%, 10/20/2021		500,000	493,230
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021		750,000	742,500
Asurion LLC, Term Loan B1, 5.0%, 5/24/2019		959,957	955,383
Aufinco Pty Ltd., First Lien Term Loan, 4.0%, 5/29/2020		492,500	483,881
AWAS Finance Luxembourg S.A.R.L., Term Loan B, 3.5%, 6/10/2016		338,701	337,220
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		474,318	465,610
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019		754,286	738,069
Brickman Group Ltd. LLC, First Lien Term Loan, 4.0%, 12/18/2020		994,987	972,909
Burlington Coat Factory Warehouse Corp., Term Loan B3, 4.25%, 8/13/2021		486,250	482,907
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020		741,244	712,521
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018		491,250	475,039
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019		742,340	740,336
Centerplate, Inc., Term Loan A, 4.75%, 11/26/2019		495,000	487,266
CGSC of Delaware Holding Corp., First Lien Term Loan, 5.0%, 4/16/2020		492,500	456,385
ClientLogic Corp., Term Loan, 7.503%, 1/30/2017		250,000	243,750
Crosby U.S. Acquisition Corp., First Lien Term Loan, 3.75%, 11/23/2020		495,000	450,450
CTI Foods Holding Co. LLC, First Lien Term Loan, 4.5%, 6/29/2020		493,750	490,664
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		470,093	460,691
Dell, Inc., Term Loan B, 4.5%, 4/29/2020		987,500	989,628
Delta 2 (LUX) S.A.R.L., Term Loan B3, 4.75%, 7/30/2021		1,000,000	970,375
DPx Holdings BV, Term Loan, 4.25%, 3/11/2021		497,500	486,306
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021		739,239	573,723
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 4/23/2020		492,504	487,271
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019		500,000	474,875
Entravision Communications Corp., Term Loan, 3.5%, 5/31/2020		453,750	442,030
Equipower Resources Holdings LLC, Term Loan C, 4.25%, 12/31/2019		985,006	982,051
Essential Power LLC, Term Loan B, 4.75%, 8/8/2019		1,093,588	1,082,313
Fairmount Minerals Ltd., Term Loan B2, 4.5%, 9/5/2019		493,750	430,550
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018		488,775	427,678
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020		750,000	453,187
First Data Corp., Term Loan, 3.668%, 3/23/2018		500,000	491,562
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020		995,000	953,339
Focus Brands, Inc., Term Loan, 4.25%, 2/21/2018		366,397	364,221
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021		218,182	169,181
Genesys Telecom Holdings U.S., Inc., Term Loan B, 4.0%, 2/8/2020		343,875	337,966
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019		976,266	886,332
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020		495,000	481,387
GTCR Valor Companies, Inc., First Lien Term Loan, 6.0%, 5/30/2021		498,750	488,775
Hampton Rubber Co., First Lien Term Loan, 5.0%, 3/27/2021		497,500	437,800
Hub International Ltd., Term Loan B, 4.25%, 10/2/2020		493,769	479,778
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018		729,983	711,981
Inmar Holdings, Inc., First Lien Term Loan, 4.25%, 1/27/2021		497,500	484,441
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020		496,250	493,148
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021		481,892	451,774
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020		493,750	490,047
Key Safety Systems, Inc., First Lien Term Loan, 4.75%, 8/29/2021		749,375	749,375
Kronos Worldwide, Inc., Term Loan, 4.75%, 2/18/2020		498,744	500,198
Lands' End, Inc., Term Loan B, 4.25%, 4/4/2021		992,500	955,281
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019		987,376	964,237
Level 3 Financing, Inc.:
Term Loan B, 4.0%, 1/15/2020		500,000	496,355
Term Loan B5, 4.5%, 1/31/2022		500,000	501,367
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021		496,250	484,156
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/7/2020		1,483,734	1,482,577
MCS AMS Sub-Holdings LLC, Term Loan B, 7.0%, 10/15/2019		462,500	409,313
MD America Energy LLC, Second Lien Term Loan, 9.5%, 8/4/2019		250,000	236,250
Media General, Inc., Term Loan B, 4.25%, 7/31/2020		453,488	451,788
Mohegan Tribal Gaming Authority, Term Loan A, 4.755%, 6/15/2018		475,000	457,981
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020		496,212	462,718
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020		1,473,881	1,434,573
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020		496,250	505,865
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019		492,405	467,374
Norcraft Companies LP, Term Loan, 5.25%, 12/13/2020		247,500	247,191
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019		495,000	486,441
Orbitz Worldwide, Inc., Term Loan B, 4.5%, 4/15/2021		248,750	248,012
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019		234,177	220,224
Second Lien Term Loan, 8.0%, 1/17/2020		250,000	220,626
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/2019		738,750	739,673
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020		247,500	231,413
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021		992,500	920,544
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020		493,750	417,219
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		982,097	974,555
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021		497,500	492,319
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		496,250	483,534
Portillo's Holdings LLC, First Lien Term Loan, 4.75%, 8/2/2021		498,750	493,349
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		472,673	467,847
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021		498,750	489,812
Reynolds Group Holdings, Inc., Term Loan, 4.0%, 12/1/2018		490,050	485,480
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021		497,500	489,416
RP Crown Parent LLC, Term Loan, 6.0%, 12/21/2018		492,519	468,713
Sabre, Inc., Term Loan, 4.5%, 2/19/2019		493,750	492,103
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/2021		500,000	470,000
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020		500,000	497,917
Sheridan Investment Partners II LP:
Term Loan B, 4.25%, 12/16/2020		831,244	668,112
Term Loan A, 4.25%, 12/16/2020		115,632	92,939
Term Loan M, 4.25%, 12/16/2020		43,124	34,661
Signode Industrial Group U.S., Inc., Term Loan B, 3.75%, 5/1/2021		207,407	201,963
Solenis International LP, First Lien Term Loan, 4.25%, 7/31/2021		498,750	485,191
Southcross Holdings Borrower LP, Term Loan B, 6.0%, 8/4/2021		497,500	453,969
Springer Science+Business Media Deutschland GmbH, Term Loan B3, 4.75%, 8/14/2020		493,769	489,243
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.0%, 4/23/2020		185,357	185,241
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020		926,667	914,699
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020		493,719	483,227
STG-Fairway Acquisitions, Inc., Term Loan B, 6.25%, 2/28/2019		248,108	246,868
Styrolution U.S. Holding LLC, Term Loan B, 6.5%, 11/7/2019		500,000	488,542
Sungard Availability Services Capital, Inc, Term Loan B, 6.0%, 3/31/2019		248,125	210,906
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019		963,691	964,896
Tallgrass Operations LLC, Term Loan B, 4.25%, 11/13/2018		629,999	615,431
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020		612,885	605,227
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020		500,000	463,837
Tribune Co., Term Loan, 4.0%, 12/27/2020		461,057	456,015
TricorBraun, Inc., Term Loan B, 4.01%, 5/3/2018		462,500	457,297
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019		990,000	979,065
United Site Services, Inc.:
Term Delay Draw, 5.394%, 8/5/2016		46,545	46,429
Term Loan B, 5.75%, 8/5/2021		203,455	202,946
USI, Inc., Term Loan B, 4.25%, 12/27/2019		493,750	485,727
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019		493,678	488,741
Victory Capital Management, Inc., Term Loan B, 7.0%, 10/1/2021		493,750	488,812
Waste Industries U.S.A., Inc., Term Loan B, 4.0%, 3/17/2017		245,000	244,081
World Kitchen LLC, Term Loan B, 5.5%, 3/4/2019		930,316	927,990
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021		995,000	987,537
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019		975,013	966,853
Ziggo Financing Partnership:
Term Loan B1, 3.5%, 1/15/2022		462,234	451,231
Term Loan B2A, 3.5%, 1/15/2022		297,872	290,781
Term Loan B3, 3.5%, 1/15/2022		489,894	478,232

Total Loan Participations and Assignments (Cost $69,419,375)			67,290,691

		Shares	Value ($)
Securities Lending Collateral 4.2%
Daily Assets Fund Institutional, 0.10% (f) (g) (Cost $28,513,274)		28,513,274	28,513,274
Cash Equivalents 3.0%
Central Cash Management Fund, 0.06% (f)		610,062	610,062
Deutsche Variable NAV Money Fund, 0.20% (f)		2,003,546	20,037,461

Total Cash Equivalents (Cost $20,647,523)			20,647,523

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $709,431,565) †		101.2	691,967,751
Other Assets and Liabilities, Net (b)		(1.2)	(8,254,718)

Net Assets		100.0	683,713,033

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2015.

**	These securities are shown at their current rate as of January 31, 2015.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $709,438,357.  At January 31, 2015, net unrealized depreciation  for all securities based on tax cost was $17,470,606.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,877,313 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,347,919.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2015 amounted to $27,054,612, which is 4.0% of net assets.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At January 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At January 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended January  31, 2015 is as follows:

Affiliate	Value ($) at 10/31/2014	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 1/31/2015
Deutsche Variable NAV Money Fund	20,027,159	10,302	—	—	10,682	20,037,461
Central Cash Management Fund	44,265,990	91,493,042	135,148,970	—	5,118	610,062
Total	64,293,149	91,503,344	135,148,970	—	15,800	20,647,523

At January 31, 2015, open futures contracts bought were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

2 Year U.S. Treasury Note	USD	3/31/2015	116	25,492,813	37,835

At January 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

5 Year U.S. Treasury Note	USD	3/31/2015	383	46,474,656	(901,327)

At January 31, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

8/21/2014 6/17/2017	350,000,000	Fixed — 1.32%	Floating — 3-Month LIBOR	(2,758,525)	(2,758,525)
8/21/2014 6/17/2019	170,000,000	Fixed — 2.0%	Floating — 3-Month LIBOR	(4,296,495)	(4,296,495)
8/21/2014 4/12/2016	200,000,000	Floating — 3-Month LIBOR	Fixed — 0.57%	515,506	385,420
8/21/2014 4/12/2019	4,000,000	Floating — 3-Month LIBOR	Fixed — 1.315%	54,001	161,877

Total net unrealized depreciation	(6,507,723)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2015 is 0.25%.
As of January 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

ZAR	4,000,000	USD	347,301	2/10/2015	4,315	UBS AG
GBP	3,207,205	USD	5,021,248	3/23/2015	192,335	Morgan Stanley
Total unrealized appreciation					196,650

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	344,744	ZAR	4,000,000	2/10/2015	(1,758)	Citigroup, Inc.

Currency Abbreviations

BRL	Brazilian Real
GBP	British Pound
USD	United States Dollar
ZAR	South African Rand
Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$431,231,002	$—	$431,231,002
Mortgage-Backed Securities Pass-Throughs	—	2,721,196	—	2,721,196
Asset-Backed	—	49,430,398	3,998,663	53,429,061
Commercial Mortgage-Backed Securities	—	21,099,562	—	21,099,562
Collateralized Mortgage Obligations	—	31,223,637	—	31,223,637
Government & Agency Obligations	—	35,811,805	—	35,811,805
Loan Participations and Assignments	—	58,125,972	9,164,719	67,290,691
Short-Term Investments (h)	49,160,797	—	—	49,160,797
Derivatives (i)
Futures Contracts	37,835	—	—	37,835
Interest Rate Swap Contracts	—	547,297	—	547,297
Forward Foreign Currency Exchange Contracts	—	196,650	—	196,650

Total	$49,198,632	$630,387,519	$13,163,382	$692,749,533

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Future Contracts	$(901,327)	$—	$—	$(901,327)
Interest Rate Swap Contracts	—	(7,055,020)	—	(7,055,020)
Forward Foreign Currency Exchange Contracts	—	(1,758)	—	(1,758)

Total	$(901,327)	$(7,056,778)	$—	$(7,958,105)

During the period ended January 31, 2015, the amount of transfers between Level 2 and Level 3 was $7,512,323. Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended January 31, 2015, the amount of transfers between Level 2 and Level 3 was $5,188,382. Investments were transferred from Level 3 to Level 2.  The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$—	$—	$194,892
Interest Rate Contracts	$(863,492)	$(6,507,723)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Ultra-Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015